Rights of Use Assets (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial Risk Management
Beginning of the year	$ 866	$ 0
Additions	32	688
Transfers	0	238
Depreciation charge	(88)	(60)
End of the year	$ 810	$ 866